Vista Point Assets LLC ABS-15G

Exhibit 99.6 - Schedule 1

Client Name:
Client Project Name:	VSTA 2025-CES1
Start - End Dates:	1/6/2023 - 3/27/2023
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	2

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
1 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Income/Employment
0 - Total Waived Conditions

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Client Name:
Client Project Name:	VSTA 2025-CES1
Start - End Dates:	1/6/2023 - 3/27/2023
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	2

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
38853848	XXXXXX	GA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	Credit	Income/Employment	Satisfied	C	A	C	A	CRDINC150	Income docs do not meet guidelines	No	Both 12 month bank statement summaries for each job owned by the borrower were mostly illegible. Review was unable to determine the deposits excluded by the Lender. need clear copies to confirm monthly deposits were eligible.	1.9.2023- Client response-uploaded legible bank statements1.9.2023- Clayton response- Received and reviewed all 12 months of bank statements provided by lender. All are legible and no issues. Deposits were also verified and confirmed. Exception to be satisfied	1.9.2023- Exception satisfied	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  707 mid-score per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  22.77 months of reserves in file.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  65 months of 0x30 consumer credit history per CBR.

30824204	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Terms/Guidelines	Active	B	B	B	B	CRDTER113	Loan amount is below guideline minimum	No	Loan amount $XXX is below guideline minimum of $125,000.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has lived at current residence for 8 years and 7 months.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets $XXX OR 19.43 months PITI

CFCFS2854: Significant time in profession
- Clayton Comments:  Borrower has been in same line of work for 14 years.

37448179	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 720 exceeds minimum required 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  CLTV of 79.78% is below the maximum allowable of 85%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves = $XXX.  Required reserves: 0 months required. Excess reserves = $XXX.

36492266	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower's have lived at current residence for 14 years and 7 months

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  Co-Borrower has been with current employer for 25 years.

CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  Borrower has been XXX - Owner for 11 years with current company.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying score 713 is greater than guideline minimum 660

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post close assets $XXX or 55.49 months PITI

38591924	XXXXXX	GA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS3836: Borrower Net Worth
- Clayton Comments:  700 qualifying credit score per CBR.

CFCFS2854: Significant time in profession
- Clayton Comments:  B1 - 20 years in the XXX field.

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  7 years employed at XXX.

Client Name:
Client Project Name:	VSTA 2025-CES1
Start - End Dates:	1/6/2023 - 3/27/2023
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	2

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
38853848	Yes	XXXXXX	XXXXXX	C	A	C	A	A	A	N/A	N/A	C	A	C	A	A	A	N/A	N/A	Not Applicable
30824204	Yes	XXXXXX	XXXXXX	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Yes
37448179	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
36492266	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
38591924	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No